Offerings	Dec. 11, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Non-transferable subscription rights to purchase Units
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Non-transferable Rights to purchase Units are being issued without consideration. Pursuant to Rule 457(g) under the Act, no separate registration fee is required for the Rights because the Rights are being registered in the same registration statement as the securities of the Registrant underlying the Rights.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of shares of Series G Convertible Preferred Stock, par value 0.01 per share, and warrants to purchase shares of Common Stock, par value 0.01 per share
Maximum Aggregate Offering Price	$ 12,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,657.20
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series G Convertible Preferred Stock included as part of the Units
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock issuable upon conversion of Series D Convertible Preferred Stock
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 457(i) of the Act, no separate registration fee is required for the common stock issuable upon conversion of the Series G Convertible Preferred Stock because no additional consideration will be received in connection with the exercise of the conversion privilege.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase shares of Common Stock included as part of the Units
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 457(g) of the Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the Common Stock of the Registrant issuable upon exercise of the warrants.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of Warrants
Maximum Aggregate Offering Price	$ 24,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,314.40
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).In addition to the shares of Common Stock set forth in this table, pursuant to Rule 416 under the Act, this registration statement also registers such indeterminate number of shares of Common Stock as may become issuable upon exercise of these securities as the same may be adjusted as a result of stock splits, stock dividends, recapitalizations or other similar transactions.